Revenue by Type of Service (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 163,771,833	$ 86,695,506	$ 72,163,326
One Time Commissions
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	74,462,516	46,193,749	49,624,166
Recurring Service Fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	83,589,675	39,584,531	22,539,160
Other Service
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 5,719,642	$ 917,226